VANECK MUNI ALLOCATION ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 12.6% (a)
BlackRock MuniYield Quality Fund III, Inc.	1,882	$21,681
BNY Mellon Municipal Income, Inc.	3,056	20,292
DWS Municipal Income Trust	4,509	40,897
Eaton Vance New York Municipal Bond Fund	2,238	21,709
MFS High Yield Municipal Trust	6,033	20,271
MFS Investment Grade Municipal Trust	2,806	21,269
MFS Municipal Income Trust	3,849	20,592
Neuberger Berman California Municipal Fund, Inc.	1,951	23,139
Nuveen New Jersey Quality Municipal Income Fund	1,739	20,998
Nuveen Ohio Quality Municipal Income Fund	1,701	22,351
Nuveen Pennsylvania Quality Municipal Income Fund	1,776	21,117
Pioneer Municipal High Income Fund Trust	2,172	20,395
	Number of Shares	Value
Western Asset Managed Municipals Fund, Inc.	2,041	$21,553
Total Closed-End Funds (Cost: $383,269)		296,264

EXCHANGE TRADED FUNDS: 87.3% (a)
VanEck CEF Muni Income ETF ‡	4,196	94,746
VanEck High Yield Muni ETF ‡	13,368	701,017
VanEck Intermediate Muni ETF ‡	14,882	696,328
VanEck Long Muni ETF ‡	24,313	442,983
VanEck Short High Yield Muni ETF ‡	5,549	124,853
Total Exchange Traded Funds (Cost: $2,184,967)		2,059,927
Total Investments: 99.9% (Cost: $2,568,236)		2,356,191
Other assets less liabilities: 0.1%		1,797
NET ASSETS: 100.0%		$2,357,988

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the period ended January 31, 2023 were as follows:

	Value 4/30/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 1/31/2023
VanEck CEF Muni Income ETF	$–	$100,242	$(4,412)	$(499)	$881	$(585)	$94,746
VanEck High Yield Muni ETF	939,816	280,310	(485,833)	(32,072)	19,848	(1,204)	701,017
VanEck Intermediate Muni ETF	1,295,527	139,321	(760,846)	(56,331)	15,044	78,657	696,328
VanEck Long Muni ETF	176,436	763,242	(479,046)	(47,973)	4,271	30,324	442,983
VanEck Short High Yield Muni ETF	194,314	–	(67,882)	(2,990)	3,039	1,411	124,853
VanEck Short Muni ETF	570,318	395,776	(972,415)	(8,916)	3,371	15,237	–
	$3,176,411	$1,678,891	$(2,770,434)	$(148,781)	$46,454	$123,840	$2,059,927

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	87.4%	$2,059,928
Financials	12.6	296,263
	100.0%	$2,356,191
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